Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 0.0	£ 14.7
Corporate bond
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 4,049.1	£ 4,790.3